Common Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Common Share Repurchases
Schedule of common shares, rollforward
The following table summarizes the number of Common and Series A Common Shares issued and repurchased.

	Common Shares	Common Treasury Shares	Series A Common Shares
(Shares in thousands)
Balance December 31, 2011	125,502	24,165	7,119
Repurchase of shares	-	868	-
Conversion of Series A Common Shares	10	-	(10)
Dividend reinvestment, incentive and compensation plans	-	(392)	51
Balance December 31, 2012	125,512	24,641	7,160
Repurchase of shares	-	339	-
Conversion of Series A Common Shares	33	-	(33)
Dividend reinvestment, incentive and compensation plans	-	(1,026)	39
Balance December 31, 2013	125,545	23,954	7,166
Repurchase of shares	-	1,542	-
Conversion of Series A Common Shares	25	-	(25)
Dividend reinvestment, incentive and compensation plans	-	(646)	38
Balance December 31, 2014	125,570	24,850	7,179

Share repurchases
Share repurchases made under these authorizations and prior authorizations, were as follows:

Year Ended December 31,	Number of	Average Cost
(Shares and dollar amounts in thousands, except per share amounts)	Shares	Per Share	Amount
2014
U.S. Cellular Common Shares	496	$38.19	$18,943

TDS Common Shares	1,542	25.36	39,096

2013
U.S. Cellular Common Shares	499	$37.19	$18,544

TDS Common Shares	339	28.60	9,692

2012
U.S. Cellular Common Shares	571	$35.11	$20,045

TDS Common Shares	868	23.08	20,026